Share Based Payments	6 Months Ended
Jun. 30, 2013
Share Based Payments [Abstract]
Share Based Payments

12. Share Based Payments - Equity incentive plan – Non-vested share awards

A summary of the activity for non-vested share awards for the six months ended June 30, 2013, is as follows:

	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2012	58,335	$10.08
Granted	222,000	2.71
Non vested, June 30, 2013	280,335	$5.93

The remaining unrecognized compensation cost amounting to $718,360 as of June 30, 2013, is expected to be recognized over the remaining weighted average period of 0.9 years, according to the contractual terms of those non-vested share awards.